5. FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2014
Fair value of restricted stock units granted, amortized over 24 month vesting period
Schedule of assets at fair value
	Carrying Value	Quoted prices in active markets (Level 1)	Other quoted/observable inputs (Level 2)	Significant unobservable inputs (Level 3)
June 30, 2014:
Money Market Fund	$9,495,656	$9,495,656	$-	$-
June 30, 2013:
Money Market Fund	$16,284,184	$16,284,184	$-	$-
U.S. Government Securities	5,249,654	5,249,160	-	-
TOTAL	$21,533,838	$21,533,344	$-	$-